Borrowings, Financing And Debentures - Schedule of detailed information about borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate basis	CDI + 1.15%
Borrowings effective interest rate	109.50%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate basis	CDI + 1.79%
Borrowings effective interest rate	113.10%
Debentures maturing march 2020 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	109% to 112% of CDI (International Deposit Certificate)
Debentures maturing march 2020 [member] | BRL | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	109.00%
Debentures maturing march 2020 [member] | BRL | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	112.00%
Debentures maturing september 2020 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	1.40%
Debentures maturing september 2021 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	1.75%
Debentures maturing september 2022 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	1.00%
Debentures maturing august 2024 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	1.15%
Working capital loan [member] | British Pounds | Operations The Body Shop [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	Libor + interest of 2.00% p.a.
Borrowings, adjustment to interest rate basis	2.00%
Borrowings, effective interest rate basis	Libor + interest of 2.00% p.a.
Borrowings, adjustment to effective interest rate basis	2.00%
Promissory notes [member] | BRL
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	3.25%
Borrowings, Interest rate basis	3.25% p.a. + CD
Borrowings effective interest rate	3.30%
Representative debt securities (“Notes”) [member] | USD
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	5.375%
Borrowings, Interest rate basis	Interest of 5.375% p.a.
Borrowings, effective interest rate basis	6.1
Notes - Avon [Member] | Notes maturing March 2023 [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	Interest of 7.00% p.a.
Borrowings, adjustment to interest rate basis	7.00%
Borrowings, effective interest rate basis	Interest of 7.00% p.a.
Borrowings, adjustment to effective interest rate basis	7.00%
Notes - Avon [Member] | Notes maturing March 2043 [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	Interest of 8.95% p.a.
Borrowings, adjustment to interest rate basis	8.95%
Borrowings, effective interest rate basis	Interest of 8.95% p.a.
Borrowings, adjustment to effective interest rate basis	8.95%
Resolution no 413162 [member] | USD
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	1.10%
Borrowings, Interest rate basis	Libor +interest 1.1% p.a